August 20, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML SERIES INVESTMENT FUND II (the “Trust”)
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the MML Strategic Emerging Markets Fund and MML China Fund do not differ from that contained in Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A which was filed electronically on August 15, 2008.

Please address any comments or questions to the undersigned at (413) 744-6602.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Assistant Clerk, MML Series Investment Fund II
Counsel, Massachusetts Mutual Life Insurance Company